Financial risk management - Summary of Provision Matrix (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [line items]
Gross carrying amount	€ 148,879	€ 193,092
Loss allowance	0	0
Trade receivables
Disclosure of provision matrix [line items]
Loss allowance	0	0
Trade receivables
Disclosure of provision matrix [line items]
Loss allowance		0	€ 1
Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	47,228	42,670
Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 1,512
Current
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Current | Trade receivables
Disclosure of provision matrix [line items]
Loss allowance	€ 0	€ 0
Current | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	32,931	31,404
Current | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 1,512
1 – 30 days past due
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
1 – 30 days past due | Trade receivables
Disclosure of provision matrix [line items]
Loss allowance	€ 0	€ 0
1 – 30 days past due | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	7,459	5,337
1 – 30 days past due | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 0
31 –60 days past due
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
31 –60 days past due | Trade receivables
Disclosure of provision matrix [line items]
Loss allowance	€ 0	€ 0
31 –60 days past due | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	897	3,189
31 –60 days past due | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 0
61 –90 days past due
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
61 –90 days past due | Trade receivables
Disclosure of provision matrix [line items]
Loss allowance	€ 0	€ 0
61 –90 days past due | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	(5,280)	292
61 –90 days past due | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 0
91+ days past due
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
91+ days past due | Trade receivables
Disclosure of provision matrix [line items]
Loss allowance	€ 0	€ 0
91+ days past due | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	11,221	2,448
91+ days past due | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 0